Notes to the consolidated statements of income - Disaggregation of revenue by categories (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Revenue
Revenue	€ 4,766,438	€ 4,825,276	€ 9,490,960	€ 9,529,494
Inter-segment eliminations
Revenue
Revenue	(368,232)	(372,006)	(728,922)	(733,864)
Care Delivery
Revenue
Revenue	3,771,300	3,872,542	7,559,454	7,628,089
Care Delivery | Segments
Revenue
Revenue	3,771,300	3,872,542	7,559,454	7,628,089
Care Delivery | United States
Revenue
Revenue	3,157,316	3,119,875	6,259,075	6,122,591
Care Delivery | International
Revenue
Revenue	613,984	752,667	1,300,379	1,505,498
Care Enablement
Revenue
Revenue	995,138	952,734	1,931,506	1,901,405
Care Enablement | Segments
Revenue
Revenue	1,363,370	1,324,740	2,660,428	2,635,269
Care Enablement | Inter-segment eliminations
Revenue
Revenue	€ (368,232)	€ (372,006)	€ (728,922)	€ (733,864)